CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 500	$ 11,400	$ 8,829,487	$ 539,866	$ (45,840)	$ 441,961	$ 9,777,374
Shares, Outstanding, Beginning Balance at Jun. 30, 2019	5,000,000	114,003,000
Stock warrants issued with convertible notes	$ 0	$ 0	$ 147,492	$ 0	$ 0	$ 0	$ 147,492
Stock Issued During Period, Shares, New Issues		96,265
Issuance of common stock for advisory services	0	7	131,243	0	0	0	131,250
Issuance of common stock for advisory services (in shares)		75,000
Issuance of common stock for conversion of convertible notes	$ 0	$ 10	$ 135,335	$ 0	$ 0	$ 0	$ 135,345
Net loss	0	0	0	(277,668)	0	0	(277,668)
Foreign currency translation adjustment	0	0	0	0	(311,171)	0	(311,171)
Ending balance, value at Jun. 30, 2020	$ 500	$ 11,417	9,243,557	262,198	(357,011)	441,961	9,602,622
Shares, Outstanding, Ending Balance at Jun. 30, 2020	5,000,000	114,174,265
Issuance of common stock for conversion of convertible notes	$ 0	$ 947	846,197	0	0	0	847,144
Stock Issued During Period, Shares, New Issues		9,470,630
Issuance of common stock for exercise of warrants	0	$ 150	66,878	0	0	0	$ 67,028
Stock Issued During Period, Shares, Issued for Services		1,500,000					1,500,000
Issuance of common stock as commitment shares for promissory note	0	$ 303	154,910	0	0	0	$ 155,213
Issuance of common stock for advisory services		3,026,164
Issuance of common stock for private placement	0	$ 3,587	534,413	0	0	0	538,000
Issuance of common stock for private placement (in shares)		35,869,999
Settlement of warrants in relation to extinguishment of debt	0	0	(59,163)	0	0	0	(59,163)
Net loss	0	0	0	(406,607)	0	0	(406,607)
Foreign currency translation adjustment	0	0	0	0	1,106,801	0	1,106,801
Ending balance, value at Jun. 30, 2021	$ 500	$ 16,404	$ 10,786,792	$ (144,409)	$ 749,790	$ 441,961	$ 11,851,038
Shares, Outstanding, Ending Balance at Jun. 30, 2021	5,000,000	164,041,058